Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Operating Expenses:
Professional expenses	$ 287,831	$ 41,710	$ 260,396	$ 232,961
Research and development	703,783	135,789	1,882,345	332,642
General and administration expenses	139,912	76,296	420,090	98,700
Depreciation expense	6,714	1,395	14,468	1,861
Total Operating Expenses	1,138,240	255,190	2,577,299	666,164
Loss From Operations	(1,138,240)	(255,190)	(2,577,299)	(666,164)
Other Income (Expenses):
Interest income	16,042	5,624	39,390	8,518
Loss Before Income Taxes	(1,122,198)	(249,566)	(2,537,909)	(657,646)
Provision for Income Taxes	0	0	1,589	1,600
Net Loss	$ (1,122,198)	$ (249,566)	$ (2,539,498)	$ (659,246)
Net Loss Per Share:
Basic and Diluted	$ (0.06)	$ (0.02)	$ (.15)	$ (.05)
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic	17,847,740	15,983,273	16,589,633	13,336,309
Diluted	17,847,740	15,983,273	16,589,633	13,336,309